Note 20 - Condensed financial information of the parent company: Condensed Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company
Condensed Balance Sheet
	As of December 31, 2024	As of December 31, 2024

ASSETS
CURRENT ASSETS
Cash	$2,057,850	$-
Restricted cash	503,544	-
Prepayments, net	23,625
Other receivables and other current assets, net	16,000
Loans to subsidiaries	1,214,729
Total current assets	3,815,748	-

OTHER ASSETS
Investment in subsidiary	13,685,903	15,828,953
Total non-current assets	13,685,903	15,828,953

Total assets	17,423,876	15,828,953

LIABILITIES AND SHAREHOLDERS’ EQUITY

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 11,793,485 and 10,440,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1,179	1,044
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 4,560,000 shares issued and outstanding as of December 31, 2024 and 2023	456	456
Additional paid-in capital	3,135,124	332,574
Retained earnings	15,050,543	15,530,562
Statutory reserves	248,761	248,761
Accumulated other comprehensive loss	(1,012,187)	(284,444)
Total shareholders’ equity	17,423,876	15,828,953

Total liabilities and shareholders’ equity	$17,423,876	$15,828,953